Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 31, 2013
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN EQUITY MARKET NEUTRAL FUND

SUPPLEMENT DATED JANUARY 29, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes will be effective April 10, 2014:

2.	The third sentence of the first paragraph of the section “Fund Summaries—Nuveen Equity Market Neutral Fund—Principal Investment Strategies” is deleted.

Nuveen Equity Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN EQUITY MARKET NEUTRAL FUND

SUPPLEMENT DATED JANUARY 29, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes will be effective April 10, 2014:

2.	The third sentence of the first paragraph of the section “Fund Summaries—Nuveen Equity Market Neutral Fund—Principal Investment Strategies” is deleted.